Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

Note 10. Fair Value Measurements

The Company measures and reports its derivative instruments and contingent purchase consideration liabilities at fair value. Fair value is defined as an exit price that would be received for the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

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Level 2: Observable inputs that reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

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Level 3: Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets and liabilities measured and recorded at fair value on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency contracts(1)	$—	$456	$—	$456

Total assets measured at fair value	$—	$456	$—	$456

Liabilities:
Contingent purchase consideration liabilities(2)	$—	$—	$3,159	$3,159

Total liabilities measured at fair value	$—	$—	$3,159	$3,159

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency contracts(1)	$—	$161	$—	$161

Total assets measured at fair value	$—	$161	$—	$161

Liabilities:
Contingent purchase consideration liabilities(2)	$—	$—	$12,835	$12,835

Total liabilities measured at fair value	$—	$—	$12,835	$12,835

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.

(2)	The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

The following table sets forth a summary of changes in the value of the Company’s Level 3 financial liabilities:

	Years Ended December 31,
	2009	2010	2011
Fair value—beginning of period	$—	$6,384	$3,159
Additions due to acquisitions	5,741	—	13,519
Change in fair value of Level 3 liabilities(3)	1,646	1,555	425
Effects of foreign currency exchange	—	—	(1,101)
Payments of contingent consideration	(1,003)	(4,780)	(3,167)

Fair value—end of period	$6,384	$3,159	$12,835

(3)	The change in fair value of the contingent purchase consideration liabilities, which was included in General and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.

The carrying amounts of cash and cash equivalents, trade accounts receivable and accounts payable reported in the Consolidated Balance Sheets approximate their respective fair values because of the short term nature of these accounts. The carrying amount of investments as of December 31, 2011 approximates its fair value. The fair value of long-term debt as of December 31, 2011 was $224,292 as compared to its carrying amount of $225,440 (Note 9). The fair value of long-term debt was estimated through Level 2 of the fair value hierarchy using a discounted cash flow model, based on the rates currently available for debt with similar terms and remaining maturities.